Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiary Preferred Shares [Abstract]
Disclosure of Subsidiary Preferred Share balances	The following summarizes the subsidiary preferred share balance:

	2020 $000s	2019 $000s
As of December 31,
Entrega	1,291	3,222
Follica	12,792	11,663
Sonde	12,821	7,212
Vedanta Biosciences	92,068	78,892
Total subsidiary preferred share balance	118,972	100,989

Disclosure of Subsidiary preferred shares, Minimum liquidation preference
As of December 31, 2020 and 2019, the minimum liquidation preference reflects the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, which is as follows:

	2020 $000s	2019 $000s
As of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Sonde	12,000	7,250
Vedanta Biosciences	86,161	77,161
Total minimum liquidation preference	106,782	93,032

Disclosure of Changes in the value of subsidiary preferred shares
For the years ended December 31, 2020 and 2019 the Group recognized the following changes in the value of subsidiary preferred shares:

$000s
Balance as of January 1, 2019	217,519
Adjustment to preferred shares due to adoption of IFRS 9	—
Issuance of new preferred shares	51,048
Conversion of convertible notes	4,894
Increase in value of preferred shares measured at fair value	33,636
Finance costs	1,458
Deconsolidation of subsidiary	(207,346)
Other	(108)
Cash Distribution	(112)
Balance as December 31, 2019 and January 1, 2020	100,989
Issuance of new preferred shares	13,750
Increase in value of preferred shares measured at fair value	4,234
Balance as December 31, 2020	118,972